DEBT - Bridge Financing - Debt Extinguishment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
DEBT
Gain (loss) on extinguishment of debt			$ 788,156
Write-off of unamortized debt issuance costs			27,573
Bridge Notes
DEBT
Gain (loss) on extinguishment of debt			(2,740,425)
Write-off of unamortized debt issuance costs			5,700
Discount which will be amortized through interest expense	$ 869,600		869,600
Interest expense	54,247	$ 382,521	1,014,657	$ 1,123,890	$ 1,168,738	$ 549,248
Related party interest expense	5,876	48,371	320,469	694,189
Unamortized debt issuance costs	0	7,222	0	7,222	$ 5,771	$ 8,673
Amortization of the debt discount	$ 0	$ 0	$ 869,600	$ 136,185